Cover Cover	Nov. 04, 2021	Aug. 05, 2021	May 07, 2020
Cover [Abstract]
Document Type	8-K
Entity Registrant Name	NRG ENERGY, INC.
Document Period End Date	Nov. 01, 2021
Entity Central Index Key			0001013871
Amendment Flag			false
Entity Incorporation, State or Country Code		DE
Entity File Number	001-15891
Entity Tax Identification Number		41-1724239
Entity Address, Address Line One	910 Louisiana Street
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77002
City Area Code	713
Local Phone Number	537-3000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01
Trading Symbol	NRG
Security Exchange Name	NYSE
Entity Emerging Growth Company	false